Financial Instruments (Details) - Schedule of Book Value of Monetary Assets and Monetary Liabilities Denominated in Foreign Currency $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Book Value of Monetary Assets and Monetary Liabilities Denominated in Foreign Currency [Abstract]
Short - term assets	$ 29,629,712	$ 28,953,307
Short - term liabilities	11,472,797	10,367,193
Net monetary asset position in foreign currency	$ 18,156,915	$ 18,586,114
Equivalent in U.S. Dollars (thousands) (in Dollars)			$ 1,074,787	$ 959,952